Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 5,605	$ 7,209
Accounts receivable, net	1,563
Amounts due from related parties	40
Prepaid expenses and other current assets	799	273
Deferred tax assets	37
Total current assets	8,044	7,482
NON-CURRENT ASSETS
Property and equipment, net	1,584	62
Long-term deferred expenses	917
Intangible assets, net	2,001
Total non-current assets	4,502	62
Total assets	12,546	7,544
CURRENT LIABILITIES
Accounts payable	1,196	46
Accrued expenses and other payables	235	366
Acquisition consideration payable	464	549
Amounts due to related parties	73	110
Deferred revenue	9
Income tax payable	4
Total current liabilities	1,981	1,071
Total liabilities	1,981	1,071
SHAREHOLDERS' EQUITY
Common Shares-$0.0001 par value 1,000,000,000 shares authorized, 30,143,741 and 35,600,736 shares issued and outstanding on December 31, 2012 and 2013, respectively	4	3
Additional paid-in capital	145,778	137,823
Accumulated other comprehensive loss	(4,362)	(4,433)
Accumulated deficit	(130,855)	(126,920)
Total shareholders' equity	10,565	6,473
Total liabilities and shareholders' equity	$ 12,546	$ 7,544